Investment Securities - Realized Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Mark-to-market gains (losses) on trading and other securities held at year end	$ (1)	$ 1	$ 0
Net realized gains (losses) on trading and other securities sold or redeemed during the year	0	7	(3)
Total	$ (1)	$ 8	$ (3)